Income Taxes - Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Reconciliation Between Statutory Tax Rate And Effective Tax Rate Abstract
Profit before income taxes, Amount	$ (132,210)	$ 930,459	$ 1,908,945	$ 817,562	$ 15,789
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%, Amount	$ (21,816)	$ 153,526	$ 477,236	$ 204,390	$ 3,947
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%, Percent	16.50%	16.50%	25.00%	25.00%	25.00%
Foreign tax effects, Amount	$ 195,187
Foreign tax effects, Percent	(147.60%)
Non-taxable or non-deductible items, Amount	$ (43,602)
Non-taxable or non-deductible items, Percent	33.00%
Two-tiered profits tax relief, Amount	$ (21,156)
Two-tiered profits tax relief, Percent	16.00%
Changes in valuation allowance, Amount	$ (31,336)
Changes in valuation allowance, Percent	23.70%
Income tax expense, Amount	$ 77,277	$ 132,180	$ 431,139	$ 114,958	$ 1,767
Income tax expense, Percent	(58.50%)